Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2022
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	$ 124,149		$ 124,149		$ 154,439
Derivative liabilities	123,898		123,898		153,491
Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	124,149		124,149		154,439
Derivative liabilities	123,898		123,898		$ 153,491
Investment [member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Unrealized gains (losses), excluding foreign currency translation, recognized in OCI	12	$ 1	30	$ 44
Net derivative balances, category [Member] | Level 3 [member] | Recurring [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Derivative assets	362	551	362	551
Derivative liabilities	$ 1,453	$ 1,598	$ 1,453	$ 1,598